Fees Summary	Apr. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 580,000
Previously Paid Amount	0.00
Total Fee Amount	88.80
Total Offset Amount	0.00
Net Fee	88.80
Narrative - Max Aggregate Offering Price	$ 580,000
Final Prospectus	true